STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5.	Stockholders’ Equity

The Company is authorized to issue one class of stock, which represents 1,000,000 shares of common stock, par value $0.002.

The Company is in process repurchasing 75,000 shares of common stock from MarkeTouch. Refer to footnote 4 for further discussion.